SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION

A segment is a distinguishable component of the business that is engaged in business activities from which we earn revenues and incur expenses whose operating results are regularly reviewed by the chief operating decision maker, and which are subject to risks and rewards that are different from those of other segments. In prior quarters in 2017, we reported that we operated in one reportable segment, “LNG Market”; however, based on our maturity (following expiration of a number of long-term charters) in tandem with management’s strategic objectives, and changes in our methods of internal reporting and management structure, management has concluded that we provide two distinct services and operate in the following two reportable segments: LNG carriers and FSRUs.

• LNG carriers are vessels that transport LNG and are compatible with many LNG loading and receiving terminals globally. Four of our vessels are LNG carriers; and
• FSRUs are vessels that are permanently located offshore to regasify LNG. Six of our vessels are FSRUs.

The split of the organization of our business into two reportable segments is based on differences in our current management structure and reporting, economic characteristics, customer base, asset class and contract structure. Segment results are evaluated based on operating income. There are no transactions between reportable segments. The accounting principles for the segments are the same as for our consolidated financial statements.

As a result of the change to two reportable segments, the segment information for the three months and six months ended June 30, 2017 have been retrospectively restated.

	Three months ended June 30,
	2018				2017
(in thousands of $)	FSRU	LNG Carrier	Unallocated/ Elimination(1)	Total	FSRU	LNG Carrier	Unallocated/ Elimination(1)	Total
Statement of operations:
Total operating revenues	72,987	11,214	—	84,201	105,237	30,732	—	135,969
Depreciation and amortization	(18,952)	(5,977)	—	(24,929)	(20,506)	(5,636)	—	(26,142)
Other operating expenses (2)	(15,260)	(7,372)	—	(22,632)	(16,121)	(6,309)	—	(22,430)
Operating income/(loss)	38,775	(2,135)	—	36,640	68,610	18,787	—	87,397
Other non-operating income	236	—	—	236	—	—	—	—

	Six months ended June 30,
	2018				2017
(in thousands of $)	FSRU	LNG Carrier	Unallocated/ Elimination(1)	Total	FSRU	LNG Carrier	Unallocated/ Elimination(1)	Total
Statement of operations:
Total operating revenues	135,534	22,881	—	158,415	179,234	58,120	—	237,354
Depreciation and amortization	(38,549)	(12,029)	—	(50,578)	(39,710)	(11,188)	—	(50,898)
Other operating expenses (2)	(29,858)	(15,273)	—	(45,131)	(31,687)	(12,451)	—	(44,138)
Operating income/(loss)	67,127	(4,421)	—	62,706	107,837	34,481	—	142,318
Other non-operating income	236	—	—	236	—	—	—	—

	June 30, 2018				December 31, 2017
(in thousands of $)	FSRU	LNG Carrier	Unallocated/ Elimination(1)	Total	FSRU	LNG Carrier	Unallocated/ Elimination(1)	Total
Balance sheet:
Total assets (3)	1,124,858	535,393	600,580	2,260,831	1,149,624	545,244	732,503	2,427,371

(1) Relates to items not allocated to a segment, but included for reconciliation purposes, and eliminations required for consolidation purposes.
(2) Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on the number of vessels).
(3) Total assets by segment refers to our principal asset being that of our vessels.